UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  May 31, 2014

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

INNOVATOR
MATRIX INCOME® FUND
Class	A	(IMIFX)
Class	I	(IMIIX)

May 31, 2014

ACADEMY FUNDS TRUST

ACADEMY FUNDS TRUST

Dear shareholders,

We are very pleased with how the Fund has navigated the beginning of 2014.

During the reporting period, most classes of equity-oriented securities continued their positive trend from the mid-2013 correction which was associated with last year’s bond market selloff.  Paradoxically, although beneficiaries of economic growth continued to move upward, defensive-types of securities related to bond markets also did well.  This was apparently driven by an oversold bond market at year’s end and a very cold winter, which slowed economic growth to negative levels.  Thus, a fundamental backdrop was created for the partial recovery of bond losses from the prior year.  The overall environment during the period proved to be a very positive one for the Fund, with enough economic growth to support the distributions of economically sensitive holdings, combined with a benign bond environment which made the portfolio’s high yields very attractive.

Portfolio construction continued the same basic themes which we reported at the end of last year, particularly the emphasis on pass-through securities which have the potential to benefit from greater economic growth.  Major concentrations within this strategy included equity Real Estate Investment Trusts (REITs) which own commercial properties in the retail, hospitality, and entertainment industries; shipping Master Limited Partnerships (MLPs); downstream energy processing MLPs including refiners, fertilizer, and plastics manufacturers; and a rural wireline carrier.  We continued to hold economically sensitive high-yielding securities in areas such as emerging market debt closed-end funds; U.S. high-yield and preferred closed-end funds; Business Development Companies (BDCs); and private equity management MLPs.  Over this period, the strongest performance was experienced by our downstream energy processing MLPs, which benefited from the relatively low price of U.S. oil and gas relative to higher world product prices; various mortgage REITs which benefited from the recovery in bond markets; and a rural wireline carrier.  In the overall strong market environment there were few losses, but the relative laggards included our private equity management MLPs and some of the energy midstream holdings.

At the end of the semiannual reporting period, the greatest sectoral concentration in the Fund was in high-yielding security types which in our judgment would have the potential to benefit from moderate growth in the U.S. economy, accompanied by modest inflation.  These securities included closed-end high-yield corporate bond funds; closed-end funds focused on preferred securities; MLPs operating energy pipelines, refineries, and plastics manufacturers; private equity management MLPs; and a few very high-yielding common stocks in industries such as telecommunications, transportation, banking and shipping.  A mortgage REIT holding lower rated debt rounded out this sector.

The second major concentration in the Fund was in securities which we anticipate would have the potential to benefit from growth in the economy accompanied by higher commodity and asset prices.  We believe that while inflation measured by the Consumer Price Index is likely to be well contained, we may witness higher prices for some basic commodities due to growth in emerging economies; increased values in a number of areas of the U.S. real estate market; and possible higher oil prices associated with

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conflicts in the Middle East.  Accordingly, the portfolio holds significant positions in securities which have traditionally benefitted from these trends, such as royalty trusts and MLPs producing oil, gas, and fertilizer; equity REITs serving health care, retail, entertainment, and hospitality industries; and closed-end funds which own the debt of emerging market governments and companies.

The third largest portion of the portfolio consists of securities which may benefit from higher short-term interest rates (while taking some credit risk).  Holdings in this sector include a closed-end fund holding bank loans; a mortgage REIT focused on resettable rate mortgages; and Business Development Companies whose loan books are concentrated in loans to middle market companies whose rates reset based on short-term benchmarks.  Although we have no expectation that the Federal Reserve will raise short-term interest rates any time soon, we do believe based on recent statements by our central bank that we will see greater opportunities and representation in this sector as we move forward.

The smallest component of the portfolio consists of holdings of securities which have high yields and which are sustainable in our estimation even if the U.S. economy slows.  This portion of the portfolio consists of mortgage based REITs holding residential and commercial mortgages.  For the foreseeable future, we expect to maintain a very low allocation to this quadrant, focusing only on opportunistic or special situations.

Long-term shareholders will remember, however, that we continuously emphasize that the overall balance of the Fund is more important than our shorter-term emphasis on any particular sector.  This broad exposure across high-income exchange-traded securities is intended to provide consistent income at the portfolio level which can be maintained within the broadest possible range of economic scenarios.

We see no apparent reason to dispute the consensus outlook for moderate and sustained growth with low inflation.  This may be an ideal environment for securities which have the potential ability to benefit from a better economy, much like the bulk of the securities in our current portfolio.  The accommodative monetary policy of the U.S. Federal Reserve will not last forever and we are cognizant of its importance.  However, we believe that tightening, when it comes, will be gradual and can be handled by portfolio adaptations.  The growth outlook outside the U.S., while modest, appears to have moved past the threat of financial collapse and is providing occasional opportunities for diversification.

There has been little turnover in the portfolio during the semiannual reporting period.  Most transactions were related to individual issues, resulting in reduction of midstream energy and foreign currency related holdings.  We added to the downstream energy area with plastics and fertilizer manufacturing; as well as special situations in the commercial REIT and student transportation industries.  We anticipate that for the immediate future any portfolio transactions will be in response to changes in valuation or fundamentals in an individual holding, and/or the emergence of a compelling new individual opportunity.

Should macroeconomic conditions materially change, we will adjust the portfolio to target a continuation of high levels of income while endeavoring to minimize any significant long-term risk to principal.  In addition to monitoring economic conditions

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and the sectoral concentrations in the Fund, our research program is constantly reviewing individual holdings and possible alternatives.

While no guarantees are ever possible in any investment management endeavor, be assured that the main objective of our portfolio discipline is to target current income and, as a secondary objective, long-term capital appreciation – regardless of the economic scenario.

Thank you for your interest in the Innovator Matrix Income® Fund.

Sincerely,

Steven Carhart
Portfolio Manager

Any tax or legal advice provided is not an exhaustive interpretation of some of the current income tax regulations. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the fund nor any of its representatives may give legal or tax advice.

Past performance does not guarantee future results.

Mutual Fund investing involves risk.  Principal loss is possible.  While the Innovator Matrix Income® Fund is classified as diversified, diversification does not ensure a profit, nor does it protect against a loss in a declining market.  Additionally, it may invest in securities that have additional risks.  Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations.  Small and mid-cap companies can have limited liquidity and greater volatility than large-cap companies.  Debt securities will typically decrease in value when interest rates rise.  This risk is usually greater for longer term debt securities.  Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Closed-end funds and Business Development Companies (BDCs) are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of their shares may trade at a discount to their net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact their ability to sell shares.  Additionally, they may employ leverage which can increase volatility.  BDCs may invest in smaller companies and may therefore carry risks similar to those of private equity or venture capital funds.  Closed-end funds, BDCs, and exchange-traded funds may experience many of the same risks associated with individual securities.  Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of master limited partnerships.  The Fund may not receive the same tax treatment as a direct investment in a master limited partnership.  The Fund may have concentrations in REITs and real estate securities with additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.  Royalty trusts are subject to additional risks such as: cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.

Opinions expressed are those of the Advisor.  The above discussion is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security.

The Consumer Price Index (CPI) is a measure that examines the weighted average of prices of a basket of consumer goods and services.  Changes in the CPI are used to assess price changes associated with the cost of living.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

Academy Funds are distributed by Quasar Distributors, LLC.

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Index Comparison

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Matrix Income® Fund – Class A from its inception (January 31, 2012) to May 31, 2014 as compared with the S&P 500® Total Return Index and Barclays U.S. Aggregate Bond Index.

Innovator Matrix Income® Fund – Class A
Growth of a Hypothetical $10,000 Investment at May 31, 2014 vs.
S&P 500® Total Return Index and Barclays U.S. Aggregate Bond Index

	Total Returns
	For the periods ended May 31, 2014
				Since
	Three	Six	Twelve	Inception
	Month	Month	Month	(Annualized)(1)
Innovator Matrix Income® Fund
Class A: Without sales load	5.18%	7.77%	11.11%	8.21%
Class A: With sales load	-0.85%	1.59%	4.74%	5.50%
Class I	5.26%	7.93%	11.42%	8.35%
S&P 500® Total Return Index	3.97%	7.62%	20.45%	20.44%(2)
Barclays U.S. Aggregate Bond Index	1.82%	3.28%	2.71%	2.17%(2)

(1)	Inception date is January 31, 2012 for Class A shares and April 2, 2013 for Class I shares.
(2)
The since inception returns shown are from the inception date of the Class A shares.  The annualized returns for the S&P 500® Total Return Index and Barclays U.S. Aggregate Bond Index since the inception date of the Class I shares are 21.63% and 1.59%, respectively.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-386-3890.

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Index Comparison (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund. Returns shown for the Fund and the S&P 500® Total Return Index include the reinvestment of all dividends, if any. The Barclays U.S. Aggregate Bond Index is a total return index which reflects the price changes and interest of each fixed income security in the index.

The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Barclays Aggregate Bond Index is an unmanaged, capitalization-weighted index generally representative of the market for investment grade U.S. government and U.S. corporate debt securities.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

(This Page Intentionally Left Blank.)

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Innovator Matrix Income® Fund
Investments by Security Type as of May 31, 2014
(as a Percentage of Total Investments)

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Expense Example
For the Period Ended May 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees, distribution and shareholder servicing (12b-1) fees, and other Fund expenses; and (2) transaction costs, including sales charges (loads) on purchase payments. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period ended” to estimate the expenses you paid on your account during the period.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period ended*
Innovator Matrix Income® Fund
Class A	$1,000.00	$1,077.70	$6.99
Class I	$1,000.00	$1,079.30	$5.70

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

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Expense Example
For the Period Ended May 31, 2014 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period ended*
Innovator Matrix Income® Fund
Class A	$1,000.00	$1,018.20	$6.79
Class I	$1,000.00	$1,019.45	$5.54

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

ACADEMY FUNDS TRUST

Innovator Matrix Income® Fund
Schedule of Investments – May 31, 2014 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 25.02%
Diversified – 5.15%
EPR Properties	92,597	$4,992,830
Whitestone REIT	74,679	1,066,416
		6,059,246
Health Care – 2.15%
Senior Housing Properties Trust	105,457	2,528,859
Hotels – 3.88%
Hospitality Properties Trust	157,317	4,563,766
Mortgage – 9.89%
American Capital Mortgage Investment Corp.	219,052	4,475,233
Apollo Commercial Real Estate Finance, Inc.	139,399	2,334,933
Capstead Mortgage Corp.	177,236	2,334,198
Invesco Mortgage Capital, Inc.	139,399	2,475,726
		11,620,090
Office Property – 3.95%
American Realty Capital Properties, Inc.	373,860	4,639,603
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $30,192,711)		$29,411,564

COMMON STOCKS – 15.75%
Deep Sea, Coastal, and Great Lakes
Water Transportation – 2.10%
Ship Finance International Ltd.	133,429	$2,471,105
Depository Credit Intermediation – 2.21%
Banco Santander SA – ADR	254,226	2,598,194
General Freight Trucking – 1.00%
Student Transportation, Inc.	185,931	1,175,084
Petroleum and Coal Products Manufacturing – 2.09%
HollyFrontier Corp.	49,786	2,451,960
Support Activities for Mining – 3.44%
Seadrill Ltd.	106,536	4,048,368

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Innovator Matrix Income® Fund
Schedule of Investments – May 31, 2014 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Wired Telecommunications Carriers – 4.91%
Frontier Communications Corp.	996,704	$5,770,916
TOTAL COMMON STOCKS
(Cost $16,470,800)		$18,515,627

MASTER LIMITED PARTNERSHIPS – 30.55%
Death Care Services – 2.01%
StoneMor Partners L.P.	99,572	$2,364,835
Deep Sea, Coastal, and Great Lakes
Water Transportation – 2.97%
Navios Maritime Partners L.P.	189,185	3,490,463
Oil and Gas Extraction – 8.62%
Petrologistics L.P.	195,570	2,818,164
Regency Energy Partners L.P.	97,909	2,721,870
Vanguard Natural Resources, LLC	149,358	4,588,278
		10,128,312
Other Financial Investment Activities – 6.49%
KKR & Co. L.P.	219,054	4,979,097
Och Ziff Capital Management Group	199,144	2,646,624
		7,625,721
Pesticide, Fertilizer, and Other Agricultural
Chemical Manufacturing – 4.02%
CVR Partners L.P.	145,368	2,793,973
Terra Nitrogen Co., L.P.	13,940	1,936,266
		4,730,239
Petroleum and Coal Products Manufacturing – 4.42%
CVR Refining L.P.	98,577	2,638,906
Northern Tier Energy L.P.	91,603	2,554,808
		5,193,714

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Innovator Matrix Income® Fund
Schedule of Investments – May 31, 2014 (Unaudited) (Continued)

	Shares	Value
MASTER LIMITED PARTNERSHIPS (Continued)
Pipeline Transportation of Natural Gas – 2.02%
Niska Gas Storage Partners, LLC	166,281	$2,369,504
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $31,122,970)		$35,902,788

ROYALTY TRUSTS – 4.00%
Petroleum and Coal Products Manufacturing – 4.00%
BP Prudhoe Bay Royalty Trust	51,776	$4,698,672
TOTAL ROYALTY TRUSTS (Cost $4,363,633)		$4,698,672

BUSINESS DEVELOPMENT COMPANIES – 8.54%
Closed-end Funds – 8.54%
Ares Capital Corp.	254,899	$4,394,459
Fifth Street Finance Corp.	202,129	1,877,778
Prospect Capital Corp.	378,369	3,760,988
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $10,594,294)		$10,033,225

INVESTMENT COMPANIES – 14.21%
Closed-end Funds – 14.21%
Avenue Income Credit Strategies Fund	158,019	$2,789,035
Blackrock Corporate High Yield Fund V	153,243	1,883,357
Morgan Stanley Emerging Markets Domestic Debt	348,500	4,697,780
Nuveen Preferred Income Opportunities Fund	258,882	2,487,856
Stone Harbor Emerging Markets Income Fund	59,740	1,223,475
Western Asset Emerging Markets Income Fund	99,570	1,300,384
Western Asset Global High Income Fund	179,227	2,313,821
TOTAL INVESTMENT COMPANIES
(Cost $16,506,696)		$16,695,708

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Innovator Matrix Income® Fund
Schedule of Investments – May 31, 2014 (Unaudited) (Continued)

	Shares	Value
SHORT TERM INVESTMENTS – 2.46%
Money Market Funds – 2.46%
Fidelity Government Portfolio, 0.01%	2,895,463	$2,895,463
TOTAL SHORT TERM INVESTMENTS
(Cost $2,895,463)		$2,895,463

Total Investments (Cost $112,146,567) – 100.53%		118,153,047
Liabilities in Excess of Other Assets – (0.53)%		(624,395)
TOTAL NET ASSETS – 100.00%		$117,528,652

Percentages are stated as a percent of net assets.
ADR  American Depository Receipt

The accompanying notes are an integral part of these financial statements.

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Statement of Assets and Liabilities
May 31, 2014 (Unaudited)

Innovator
Matrix Income®
Fund
Assets:
Investments, at value*	$118,153,047
Receivable for fund shares sold	19,547
Dividends, interest and other receivables	157,477
Prepaid expenses	26,873
Total Assets	118,356,944
Liabilities:
Payable for fund shares redeemed	473,541
Dividend withholding tax payable	1,193
Distribution payable	9,092
Payable to Adviser	81,527
Payable to Trustees	4,988
Accrued 12b-1 fees – Class A	142,945
Accrued expenses and other liabilities	115,006
Total Liabilities	828,292
Net Assets	$117,528,652
Net Assets Consist of:
Capital stock	$112,746,366
Undistributed net investment loss	(359,927)
Accumulated net realized loss	(864,309)
Net unrealized appreciation on investments	6,006,522
Net Assets	$117,528,652
Class A:
Net Assets	112,159,330
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	5,244,455
Net asset value price per share	$21.39
Maximum offering price per share(1)	$22.69
Class I:
Net Assets	5,369,322
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	251,416
Net asset value price per share	$21.36

* Cost of investments	$112,146,567

(1)	Includes a sales load of 5.75% (see Note 7).

The accompanying notes are an integral part of these financial statements.

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Statement of Operations
For the Period Ended May 31, 2014 (Unaudited)*

Innovator
Matrix Income®
Fund
Investment Income:
Dividends	$2,363,588
Interest	168
2,363,756
Expenses:
Investment advisory fee	473,588
Professional fees	28,831
Administration fee	38,446
Fund accounting fees	12,460
Transfer agent fees and expenses	15,724
12b-1 fees – Class A	113,067
Trustee fees and expenses	5,129
Printing and mailing expense	7,487
Custody fees	3,214
Insurance expense	3,438
Registration fees	15,976
Other expenses	2,489
Total expenses before expense limitation	719,849
Less: Advisory fees waived	(85,836)
Net expenses	634,013
Net Investment Income	1,729,743
Realized and Unrealized Gain/(Loss):
Net realized loss on investments	(73,362)
Net change in unrealized appreciation on investments	6,441,768
Net realized and unrealized gain on investments	6,368,406

Net Increase in Net Assets Resulting from Operations	$8,098,149

*	The period ended May 31, 2014 consists of five months due to the Fund’s fiscal year end change. See Footnote 1.

The accompanying notes are an integral part of these financial statements.

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Statement of Changes in Net Assets

	Innovator Matrix Income® Fund
	Period Ended	Year Ended
	May 31, 2014(1)	December 31, 2013
	(Unaudited)
Operations:
Net investment income	$1,729,743	$5,057,940
Net realized loss on investments	(73,362)	(596,767)
Net change in unrealized appreciation
on investments	6,441,768	2,478,225
Net increase in net assets
resulting from operations	8,098,149	6,939,398
Dividends and distributions to shareholders:
Net investment income – Class A	(1,835,789)	(4,733,630)
Net investment income – Class I	(91,657)	(18,030)
Net realized gains – Class A	—	(228,699)
Net realized gains – Class I	—	(10,946)
Total dividends and distributions	(1,927,446)	(4,991,305)
Fund Share Transactions:
Class A Shares
Proceeds from shares sold	16,473,986	91,121,382
Shares issued to holders in
reinvestment of dividends	1,783,381	4,839,275
Cost of shares redeemed*	(16,088,915)	(69,728,489)
Net increase in net assets from
capital share transactions	2,168,452	26,232,168
Class I Shares
Proceeds from shares sold	—	5,005,000
Shares issued to holders in
reinvestment of dividends	91,657	28,976
Cost of shares redeemed	—	—
Net increase in net assets from
capital share transactions	91,657	5,033,976
Total increase in net assets	8,430,812	33,214,237
Net Assets:
Beginning of period	109,097,840	75,883,603
End of period**	$117,528,652	$109,097,840

* Net of redemption fees of	$1,442	$14,927
** Including undistributed net investment loss of	$(359,927)	$(162,224)

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Changes in Net Assets (Continued)

	Innovator Matrix Income® Fund
	Period Ended	Year Ended
	May 31, 2014(1)	December 31, 2013
	(Unaudited)
Change in Shares Outstanding:
Class A
Shares sold	798,473	4,484,806
Shares issued to holders in
reinvestment of dividends	85,545	239,973
Shares redeemed	(774,297)	(3,526,025)
Net increase	109,721	1,198,754
Class I
Shares sold	—	245,582
Shares issued to holders in
reinvestment of dividends	4,403	1,431
Shares redeemed	—	—
Net increase	4,403	247,013

(1)	The period ended May 31, 2014 consists of five months due to the Fund’s fiscal year end change. See Footnote 1.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Innovator Matrix Income® Fund
Financial Highlights

CLASS A					From
					January 31, 2012
	Period Ended		Year Ended		(Inception Date) to
	May 31,		December 31,		December 31,
	2014(7)		2013		2012
	(Unaudited)
Per share operating performance
(For a share outstanding throughout each period)
Net asset value, beginning of period	$20.27		$19.28		$20.00

Operations:
Net investment income	0.31	(6)	1.02	(6)	1.02
Net realized and unrealized gain/(loss)	1.16		0.95		(0.72)
Total from investment operations	1.47		1.97		0.30

Dividends and distributions to shareholders:
Dividends from net investment income	(0.35)		(0.94)		(1.02)
Distributions from net realized gains	—		(0.04)		—
Total dividends and distributions	(0.35)		(0.98)		(1.02)
Change in net asset value for the period	1.12		0.99		(0.72)
Redemption fees per share	0.00	(3)(6)	0.00	(3)(6)	0.00	(3)
Net asset value, end of period	$21.39		$20.27		$19.28

Total return(4)	7.30%		10.39%		1.48	%(2)

Ratios/supplemental data
Net assets, end of period (000)	$112,159		$104,097		$75,884
Ratio of net expenses to average net assets:
Before expense limitation arrangement(5)	1.53	%(1)	1.57%		1.68	%(1)
After expense limitation arrangement(5)	1.35	%(1)	1.35%		1.35	%(1)
Ratio of net investment income/(loss)
to average net assets:
Before expense limitation arrangement(5)	3.46	%(1)	4.86%		6.05	%(1)
After expense limitation arrangement(5)	3.64	%(1)	5.08%		6.38	%(1)
Portfolio turnover rate	9%		91%		46%

(1)	Annualized.
(2)	Since Inception (January 31, 2012).
(3)	Amount calculated is less than $0.005 per share.
(4)	The total return calculation does not reflect the sales load imposed on the purchase of shares(see Note 7).
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Net investment income/(loss) and redemption fees per share have been calculated based on average shares outstanding during the period.
(7)	The period ended May 31, 2014 consists of five months due to the Fund’s fiscal year end change. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Innovator Matrix Income® Fund
Financial Highlights

CLASS I			From
			April 2, 2013
	Period Ended		(Inception Date) to
	May 31,		December 31,
	2014(5)		2013
	(Unaudited)
Per share operating performance
(For a share outstanding throughout each period)
Net asset value, beginning of period	$20.24		$20.57

Operations:
Net investment income	0.33	(4)	0.79	(4)
Net realized and unrealized gain/(loss)	1.16		(0.37)
Total from investment operations	1.49		0.42

Dividends and distributions to shareholders:
Dividends from net investment income	(0.37)		(0.71)
Distributions from net realized gains	—		(0.04)
Total dividends and distributions	(0.37)		(0.75)
Change in net asset value for the period	1.12		(0.33)
Net asset value, end of period	$21.36		$20.24

Total return	7.41%		2.19	%(3)

Ratios/supplemental data
Net assets, end of period (000)	$5,369		$5,001
Ratio of net expenses to average net assets:
Before expense limitation arrangement(2)	1.28	%(1)	1.32	%(1)
After expense limitation arrangement(2)	1.10	%(1)	1.10	%(1)
Ratio of net investment income/(loss)
to average net assets:
Before expense limitation arrangement(2)	3.71	%(1)	4.94	%(1)
After expense limitation arrangement(2)	3.89	%(1)	5.16	%(1)
Portfolio turnover rate	9%		91%

(1)	Annualized.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Since Inception (April 2, 2013).
(4)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(5)	The period ended May 31, 2014 consists of five months due to the Fund’s fiscal year end change. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Academy Funds Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and classified as an open-end management investment company.  The Trust currently consists of one mutual fund:  the Innovator Matrix Income® Fund (the “Fund”), consisting of two classes; Class A which commenced operations on January 31, 2012 and Class I which commenced operations on April 2, 2013.  As noted in the Fund’s Class I prospectus, Class I is an institutional class and does not charge a sales load or a 12b-1 fee to its shareholders.  The Innovator Matrix Income® Fund seeks current income and long-term capital appreciation.

Effective April 30, 2014 the fiscal year end of the Fund was changed from December 31 to November 30 of each year, with the next fiscal year end to occur on November 30, 2014.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Fund’s pricing procedures.  Exchange traded options are valued using composite pricing.  If no sales are reported, the options will be valued by calculating the mean between the highest bid price and the lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at fair value using a mathematical model.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Open-ended mutual funds are valued at that day’s NAV.  Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange.  Securities for which market quotations are not readily available are valued at fair value as

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

determined in good faith by a method approved by the Board.  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.  The Trust concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The members of the Trust shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Fund intends to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year end December 31, 2013.  The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended December 31, 2013 the Innovator Matrix Income® Fund decreased undistributed net investment income by $468,504, decreased paid in capital by $50,695 and decreased accumulated net realized loss by $519,199.

Distributions to Shareholders:

The Fund intends to declare and distribute its net investment income, if any, as dividends monthly.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from the Fund’s investment in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.  The distributions received from MLP, REIT and royalty trust securities that have been classified as income and capital gains are included in dividend income and Net Realized Loss on Investments, respectively, on the Statement of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statement of Assets and Liabilities.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between Levels 1 and 2 during the period.  Transfers between levels are recognized at the end of the reporting period.

	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$29,411,564	$—	$—	$29,411,564
Common Stock	18,515,627	—	—	18,515,627
Master Limited Partnerships	35,902,788	—	—	35,902,788
Royalty Trusts	4,698,672	—	—	4,698,672
Business Development Companies	10,033,225	—	—	10,033,225
Investment Companies	16,695,708	—	—	16,695,708
Short Term Investments	2,895,463	—	—	2,895,463
Total Investments in Securities	$118,153,047	$—	$—	$118,153,047

See the Schedule of Investments for the investments detailed by industry classification.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

3.	DISTRIBUTION PLAN

The Trust has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class A shares.  The Plan is designed to compensate the Fund’s distributor, advisor, or others for certain promotional and other sales related costs and for providing related services.  The Fund paid a monthly fee at the annual rate of 0.25% of the average daily net assets of the Fund’s Class A in regards to qualified expenses under the Plan.  The Plan may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees.  For the period ended May 31, 2014, Class A of the Fund incurred $113,067 of expenses pursuant to the Plan.

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Innovator Management LLC (the “Advisor”).  The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor has appointed Trust & Fiduciary Management Services, Inc., sub-advisor to serve as portfolio manager of the Fund.  The Advisor will be responsible for compensating the sub-advisor for its services to the Fund.

Under the terms of an Expense Limitations Agreement, the Advisor has contractually agreed, through April 30, 2015, to waive its advisory fees and/or assume as its own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired Fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 1.10% of average daily net assets for both Class A and Class I.  Pursuant to its expense limitation agreement for the Fund, the Advisor is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. For the period ended May 31, 2014, the Advisor waived $85,836 of its advisory fees and did not recoup any of its waived fees.  The table below indicates the amount of fees that the Advisor may recoup:

Recovery Expiring on
12/31/2015	12/31/2016
$191,919	$214,017

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

5.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

Innovator Matrix
Income® Fund
Purchases:
U.S. Government	$—
Other	16,516,055
Sales:
U.S. Government	$—
Other	10,419,337

6.	FEDERAL INCOME TAX INFORMATION

At December 31, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Innovator Matrix
Income® Fund
Cost of Investments	$112,756,433
Gross Unrealized Appreciation	$6,141,025
Gross Unrealized Depreciation	(8,009,691)
Net Unrealized Appreciation/
(Depreciation) on Investments	$(1,868,666)

As of December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

Innovator Matrix
Income® Fund
Accumulated Capital and Other Losses	$—
Undistributed Ordinary Income	480,249
Unrealized Appreciation/
(Depreciation) on Investments	(1,868,666)
Total Accumulated Loss	$(1,388,417)

At December 31, 2013, the Fund did not defer any post-October losses.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2013, the Fund had capital loss carryforwards expiring as indicated below:

Indefinite Short-Term	$—
Indefinite Long-Term	$—

The tax character of distributions paid by the Fund during the fiscal periods ended December 31, 2013 and 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary Income	$4,991,305	$3,734,034
Long-Term Capital Gains	—	—
Return of Capital	—	—
Total Distributions Paid	$4,991,305	$3,734,034

7.	OFFERING PRICE PER SHARE

The public offering price for Class A of the Fund is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 5.75%.  Sales charges are not an expense of the Fund and are not reflected in the financial statements.  The public offering price for Class I of the Fund is the net asset value.

8.	REDEMPTION FEE

Shares of the Fund sold or exchanged within 90 days of purchase will be assessed a redemption fee of 2.00%.  The redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any costs associated with fluctuations in Fund assets levels and cash flow caused by short-term shareholder trading.  The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions.

(This Page Intentionally Left Blank.)

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PROXY VOTING POLICIES AND PROCEDURE

The Fund’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how the Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Fund delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive the Academy Funds Trust prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

INVESTMENT ADVISOR
Innovator Management LLC
123 South Broad Street, Suite 1630
Philadelphia, PA 19109

INVESTMENT SUB-ADVISOR
Trust & Fiduciary Management Services, Inc.
50 Federal Street, 6th Floor
Boston, MA 02110

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)*    /s/ David Jacovini
David Jacovini, President

Date    7/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ David Jacovini
David Jacovini, President & Treasurer

Date    7/29/2014